Equity	6 Months Ended
Jun. 30, 2019
Equity [abstract]
EQUITY
NOTE 6:	EQUITY

a.	Composition of share capital as of June 30, 2019, June 30, 2018 and December 31, 2018:

	June 30, 2019		December 31, 2018 and June 30, 2018
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares of NIS 0.1 par value each	300,000,000	165,966,494	300,000,000	140,252,374

Description of American Depositary Shares ("ADSs"):

The Bank of New York Mellon, as depositary, will register and deliver ADSs. Each ADS represents 40 ordinary shares, or the right to receive 40 ordinary shares deposited with the principal Tel Aviv office of Bank Hapoalim, as custodian for the depositary. Each ADS also represents any other securities, cash or other property which may be held by the depositary.

b.	March 2019 Financing Round:

On March 28, 2019 (the "Issuance Date"), the Company entered into a definitive securities purchase agreement (the "Purchase Agreement") with institutional investors to purchase (i) 642,853 of the Company's ADSs, representing 25,714,120 ordinary shares, at a purchase price of $3.50 per ADS, in a registered direct offering (the "Registered Direct Offering"); and (ii) warrants to purchase up to 482,139 ADSs, representing 19,285,560 ordinary shares, with an initial exercise price of $3.50 per ADS (the "Warrants"), in a concurrent private placement (the "March 2019 Financing Round" and, together with the Registered Direct Offering, the "Offerings"). The March 2019 Financing Round included the conversion by Yorkville as mentioned in Note 5.

The total gross proceeds to the Company from the Offerings was $2 million, net (after deducting the $250 thousand conversion by Yorkville - see Note 5). The closing of the sale of the ADSs and Warrants occurred on April 1, 2019. As part of the March 2019 Financing Round the Company recorded a total amount of $355 thousand of issue expenses, of which $248 thousand were attributed to the Registered Direct Offering and the additional $107 thousand were attributed to the Warrants.

The ADSs issued under the Registered Direct Offering were issued pursuant to a prospectus supplement dated as of March 28, 2019, which was filed with the SEC in connection with a takedown from the Company's shelf registration statement on Form F-3 (the "Registration Statement"), which became effective on July 20, 2018.

The Warrants which were issued in the March 2019 Financing Round, along with the ADSs issuable upon their exercise, were offered pursuant to Section 4(a)(2) under the Securities Act of 1933, as amended, and Regulation D promulgated thereunder and may not be offered or sold in the United States absent registration with the SEC or an applicable exemption from such registration requirements.

The Warrants may be exercised immediately as of the Issuance Date within the period of three years, at an exercise price of $3.50 per share. In addition, the Warrants have a cashless exercise mechanism (the "Cashless Mechanism"), which provides that if at any time after the six month anniversary of the Issuance Date there is no effective registration statement registering, or no current prospectus available for the resale of the Warrants by the holder, then these Warrants may also be exercised, in whole or in part, at such time by means of a "cashless exercise".

On August 22, 2019, the Company registered the 482,139 Warrants. To date, none of the Warrants was exercised.

Valuation process and techniques:

The Company's management considers the appropriateness of the valuation methods and inputs, and may request that alternative valuation methods are applied to support the valuation arising from the method chosen.

The allocation of the consideration received from the bundle of securities is based on the method of the remainder of consideration, when there is a hierarchy regarding the financial instruments measured at fair value and the financial instruments recognized as the remainder of consideration.

Valuation of Warrants:

Since the Warrants have a Cashless Mechanism, then there is no certainty, at the time of signing the Purchase Agreement, regarding the number of shares that will be issued, meaning the Warrants are defined as a financial liability, and therefore, will be calculated and presented in fair value, upon the Issuance Date and at each reporting date that follows.

Valuation of ADSs:

The Company's ADSs are an equity instrument which will set as the residual value of the proceeds, less the fair value of the Warrants.

General Overview of Valuation Approaches used in the Valuation:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Economic methodology:

The Warrants fair value was calculated using the Black & Scholes option pricing model with the following assumptions:

	March 28, 2019	June 30, 2019

Dividend yield (%)	0%	0%
Expected volatility (%)	70.12%	77.4%
Risk-free interest rate (%)	2.18%	1.72%
Expected life of share options (years)	3	2.75

Warrants fair value	$1.41	$1.01

Reconciliation of the fair value measurements that are categorized within Level 3 of the fair value hierarchy in financial instruments:

USD in thousands

Balance at January 1, 2019	$-
Issue of Warrants at March 28, 2019	682
Finance income	(196)

Balance at June 30, 2019	$486

c.	Issuance of options:

On March 12, 2019, the Company's board of directors approved and granted 82,000 ADS options (equal to 3,280,000 ordinary share options) under the Company's Israeli Share Option Plan (2015) ("2015 ESOP") to a new consultant of the Company. The fair value of the ADS options was set at $3.20 per ADS option and the exercise price is $6.00. The ADS options shall vest in equal portions, on a monthly basis, over three months. The expenses recorded in regard to the grant during the six month period ended on June 30, 2019, were $263 thousand.

The fair value for ADS options granted to the consultant was estimated using Black & Scholes option pricing model with the following assumptions:

Dividend yield (%)	0%
Expected volatility (%)	76%
Risk-free interest rate (%)	2.61%
Expected life of share options (years)	10